Other Financial Assets and Liabilities - Summary of Financial Assets at Fair Value Through Other Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets at fair value through other comprehensive income [line items]
Equity Instruments	₩ 1,508,192	₩ 347,877
Less: non-current	(1,508,192)	(259,435)
Current	0	88,442
Equity Instruments Listed [member]
Financial assets at fair value through other comprehensive income [line items]
Equity Instruments	1,006,476	19,079
Equity Instruments Unlisted [member]
Financial assets at fair value through other comprehensive income [line items]
Equity Instruments	496,284	234,048
Debt securities [member]
Financial assets at fair value through other comprehensive income [line items]
Equity Instruments	₩ 5,432	₩ 94,750